EMPLOYEE BENEFIT PLAN	12 Months Ended
Jan. 31, 2016
EMPLOYEE BENEFIT PLAN
EMPLOYEE BENEFIT PLAN

8. EMPLOYEE BENEFIT PLAN

        The Company sponsors a 401(k) defined contribution plan for its employees. This plan provides for tax-deferred salary deductions for all full-time employees. Employee contributions are voluntary. Employees may contribute up to 100% of their annual compensation to this plan, as limited by an annual maximum amount as determined by the Internal Revenue Service. The Company may match employee contributions in amounts to be determined at the Company's sole discretion. The Company has made no contributions to the plan for the year ended January 31, 2016, the month ended January 31, 2015 and the year ended December 31, 2014.